Fair Value Measurements (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
Benefit/(charge) resulting from a decrease/(increase) in fair value of erivative warrant liabilities	$ (188,500)	$ (2,827,500)	$ 377,000	$ (9,875,500)	$ (10,252,500)	$ (14,284,500)
Fair Value, Recurring [Member]
Fair Value Measurements (Details) [Line Items]
Assets, fair value disclosure	$ 0		0		0
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Benefit/(charge) resulting from a decrease/(increase) in fair value of erivative warrant liabilities			$ (400,000)		$ 10,300,000	$ 14,300,000